UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clover Partners, L.P.
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-11032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel S. Moore
Title:     Partner
Phone:     214.273.5200

Signature, Place, and Date of Signing:

 /s/ Samuel S. Moore     Dallas, Texas/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $84,541 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE BANCORP INC PA NEW    COM              01890A108     1567   126333 SH       SOLE                   126333
BEACON FED BANCORP INC         COM              073582108      483    23472 SH       SOLE                    23472
BERKSHIRE HILLS BANCORP INC    COM              084680107      461    20128 SH       SOLE                    20128
BROOKLINE BANCORP INC DEL      COM              11373M107     1745   197857 SH       SOLE                   197857
CAPE BANCORP INC               COM              139209100      742    79263 SH       SOLE                    79263
CHICOPEE BANCORP INC           COM              168565109     7030   486506 SH       SOLE                   486506
FOX CHASE BANCORP INC NEW      COM              35137T108     7744   495763 SH       SOLE                   495763
HAMPDEN BANCORP INC            COM              40867E107     4654   367899 SH       SOLE                   367899
HERITAGE COMMERCE CORP         COM              426927109     3395   489134 SH       SOLE                   489134
HERITAGE FINL GROUP INC        COM              42726X102     3557   270684 SH       SOLE                   270684
HILLTOP HOLDINGS INC           COM              432748101     6563   516398 SH       SOLE                   516398
INVESTORS BANCORP INC          COM              46146P102     1677    91934 SH       SOLE                    91934
KAISER FED FINL GROUP INC      COM              483056107     3822   253258 SH       SOLE                   253258
MERIDIAN INTERSTAT BANCORP I   COM              58964Q104     2145   130000 SH       SOLE                   130000
METROCORP BANCSHARES INC       COM              591650106     3696   349032 SH       SOLE                   349032
OBA FINL SVCS INC              COM              67424G101     2102   138850 SH       SOLE                   138850
OCEAN SHORE HLDG CO NEW        COM              67501R103     2114   157300 SH       SOLE                   157300
OMNIAMERICAN BANCORP INC       COM              68216R107     9662   425087 SH       SOLE                   425087
ORITANI FINL CORP DEL          COM              68633D103     3354   222864 SH       SOLE                   222864
PEOPLES UNITED FINANCIAL INC   COM              712704105     1760   144970 SH       SOLE                   144970
PROVIDENT NEW YORK BANCORP     COM              744028101     2021   214800 SH       SOLE                   214800
SI FINL GROUP INC MD           COM              78425V104      416    35500 SH       SOLE                    35500
SWS GROUP INC                  COM              78503N107      249    40702 SH       SOLE                    40702
TERRITORIAL BANCORP INC        COM              88145X108     4081   177840 SH       SOLE                   177840
UNITED FINANCIAL BANCORP INC   COM              91030T109     1737   120039 SH       SOLE                   120039
VIEWPOINT FINL GROUP INC MD    COM              92672A101     7764   405032 SH       SOLE                   405032